UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     Richard Spector     New York, NY/USA     November 02, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $493,305 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     8420   104332 SH       Sole                   104332        0        0
AETNA INC NEW                  COM              00817Y108    16029   295350 SH       Sole                   295350        0        0
AMERICAN TOWER CORP            CL A             029912201    31381   720743 SH       Sole                   720743        0        0
AMERIGROUP CORP                COM              03073T102     3420    99200 SH       Sole                    99200        0        0
AMERISTAR CASINOS INC          COM              03070Q101     3668   130523 SH       Sole                   130523        0        0
BALL CORP                      COM              058498106     8833   164332 SH       Sole                   164332        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    16418   463400 SH       Sole                   463400        0        0
BOYD GAMING CORP               COM              103304101    14021   327213 SH       Sole                   327213        0        0
BRINKER INTL INC               COM              109641100    10374   378050 SH       Sole                   378050        0        0
CARROLS RESTAURANT GROUP INC   COM              14574X104     8570   765199 SH       Sole                   765199        0        0
COMCAST CORP NEW               CL A             20030N101     6891   285000 SH       Sole                   285000        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108      880    28000 SH       Sole                    28000        0        0
CORPORATE EXECUTIVE BRD CO     COM              21988R102     8797   118500 SH       Sole                   118500        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     1782    68100 SH       Sole                    68100        0        0
CROWN CASTLE INTL CORP         COM              228227104    14920   367223 SH       Sole                   367223        0        0
DIRECTV GROUP INC              COM              25459L106    17074   703200 SH       Sole                   703200        0        0
DOMINOS PIZZA INC              COM              25754A201    13693   825400 SH       Sole                   825400        0        0
EQUINIX INC                    COM NEW          29444U502     9191   103628 SH       Sole                   103628        0        0
GAP INC DEL                    COM              364760108    17084   926450 SH       Sole                   926450        0        0
GEO GROUP INC                  COM              36159R103     6745   227800 SH       Sole                   227800        0        0
GRANT PRIDECO INC              COM              38821G101     6812   124950 SH       Sole                   124950        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    10295   458800 SH       Sole                   458800        0        0
HUMANA INC                     COM              444859102    12019   172000 SH       Sole                   172000        0        0
INTUIT                         COM              461202103    34797  1148400 SH       Sole                  1148400        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     6916    85000 SH       Sole                    85000        0        0
LIMITED BRANDS INC             COM              532716107    12609   550850 SH       Sole                   550850        0        0
MARRIOTT INTL INC NEW          CL A             571903202     6610   152050 SH       Sole                   152050        0        0
MCDONALDS CORP                 COM              580135101     6063   111300 SH       Sole                   111300        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    22027   807450 SH       Sole                   807450        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     3474  1510235 SH       Sole                  1510235        0        0
NEUSTAR INC                    CL A             64126X201    22261   649200 SH       Sole                   649200        0        0
OMNICARE INC                   COM              681904108     9992   301600 SH       Sole                   301600        0        0
PACTIV CORP                    COM              695257105    20413   712250 SH       Sole                   712250        0        0
PINNACLE ENTMT INC             COM              723456109     3200   117500 SH       Sole                   117500        0        0
ROSS STORES INC                COM              778296103    11955   466250 SH       Sole                   466250        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    18963   485850 SH       Sole                   485850        0        0
SAVVIS INC                     COM NEW          805423308    19657   506500 SH       Sole                   506500        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    15104   428132 SH       Sole                   428132        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103    14702  4212500 SH       Sole                  4212500        0        0
SKILLED HEALTHCARE GROUP INC   CL A             83066R107     6934   440250 SH       Sole                   440250        0        0
SUN HEALTHCARE GROUP INC       COM NEW          866933401     3451   206519 SH       Sole                   206519        0        0
UNIVERSAL AMERN FINL CORP      COM              913377107     6860   300729 SH       Sole                   300729        0        0